Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of Long-term Debt [Table Text Block]
	December 31, 2019	Current	Non-current	December 31, 2018	Current	Non-current

Nordea term loan	$32,481	$4,340	$28,141	$-	$-	$-
less unamortized deferred financing costs	(198)	(58)	(140)	-	-	-
Total debt, net of deferred financing costs	$32,283	$4,282	$28,001	$-	$-	$-

Schedule of maturities of Long-term Debt [Table Text Block]
Period			Principal Repayment

January 1, 2020	to	December 31, 2020	$4,340
January 1, 2021	to	December 31, 2021	4,340
January 1, 2022	to	December 31, 2022	4,340
January 1, 2023	to	December 31, 2023	4,340
January 1, 2024	to	July 30, 2024	15,121
		Total	$32,481